PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the plans benefit obligations (Details) - Present value of defined benefit - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	$ 519.1	$ 454.6
Service costs	14.2	10.2
Interest costs	24.6	23.5
Plan participants' contributions	5.1	5.0
Actuarial (gain) loss arising from:
Financial assumptions	(4.7)	38.4
Participant experience	1.0	3.1
Benefits and settlements paid	(17.8)	(15.7)
Benefit obligations at the end of the year	541.5	519.1
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	19.0	17.0
Service costs	0.4	0.4
Interest costs	0.9	0.9
Actuarial (gain) loss arising from:
Financial assumptions	(0.3)	1.5
Benefits and settlements paid	(0.5)	(0.8)
Plan amendments and other	(0.2)
Benefit obligations at the end of the year	$ 19.3	$ 19.0